Pioneer Disciplined Value Fund
Schedule of Investments  |  May 31, 2024

A: CVFCX	C: CVCFX	K: CVKFX	R: CVRFX	Y: CVFYX

Schedule of Investments  |  5/31/24
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.0%
	Common Stocks — 99.5% of Net Assets
	Banks — 9.6%
362,518	Bank of America Corp.	$ 14,497,095
73,787	JPMorgan Chase & Co.	14,951,460
53,611	M&T Bank Corp.	8,127,427
	Total Banks	$37,575,982

	Beverages — 8.4%
322,382	Coca-Cola Co.	$ 20,287,499
73,130	PepsiCo., Inc.	12,644,177
	Total Beverages	$32,931,676

	Biotechnology — 1.5%
92,869	Gilead Sciences, Inc.	$ 5,968,691
	Total Biotechnology	$5,968,691

	Capital Markets — 2.5%
51,008	Bank of New York Mellon Corp.	$ 3,040,587
81,352	Northern Trust Corp.	6,853,092
	Total Capital Markets	$9,893,679

	Chemicals — 4.6%
43,792	Air Products and Chemicals, Inc.	$ 11,679,326
64,788	LyondellBasell Industries NV, Class A	6,441,223
	Total Chemicals	$18,120,549

	Communications Equipment — 4.8%
407,953	Cisco Systems, Inc.	$ 18,969,815
	Total Communications Equipment	$18,969,815

	Construction Materials — 1.5%
69,940	CRH Plc	$ 5,718,295
	Total Construction Materials	$5,718,295

	Consumer Staples Distribution & Retail — 1.9%
100,779	Sysco Corp.	$ 7,338,727
	Total Consumer Staples Distribution & Retail	$7,338,727

	Containers & Packaging — 1.5%
207,551	Graphic Packaging Holding Co.	$ 5,877,844
	Total Containers & Packaging	$5,877,844

	Electric Utilities — 3.9%
100,414	American Electric Power Co., Inc.	$ 9,062,363
102,816	Eversource Energy	6,089,792
	Total Electric Utilities	$15,152,155

1Pioneer Disciplined Value Fund | 5/31/24

Shares		Value
	Electrical Equipment — 1.4%
21,061	Rockwell Automation, Inc.	$ 5,423,839
	Total Electrical Equipment	$5,423,839

	Electronic Equipment, Instruments & Components — 1.9%
53,317(a)	Keysight Technologies, Inc.	$ 7,383,338
	Total Electronic Equipment, Instruments & Components	$7,383,338

	Energy Equipment & Services — 2.6%
220,463	Schlumberger, NV	$ 10,117,047
	Total Energy Equipment & Services	$10,117,047

	Entertainment — 3.4%
128,553	Walt Disney Co.	$ 13,357,942
	Total Entertainment	$13,357,942

	Financial Services — 2.7%
62,162(a)	PayPal Holdings, Inc.	$ 3,915,584
86,600	Voya Financial, Inc.	6,566,012
	Total Financial Services	$10,481,596

	Food Products — 1.7%
189,540	Kraft Heinz Co.	$ 6,704,030
	Total Food Products	$6,704,030

	Ground Transportation — 1.3%
22,666	Union Pacific Corp.	$ 5,277,098
	Total Ground Transportation	$5,277,098

	Health Care Equipment & Supplies — 4.5%
21,696	Becton Dickinson & Co.	$ 5,032,821
177,290	Dentsply Sirona, Inc.	4,965,893
65,431	Zimmer Biomet Holdings, Inc.	7,534,380
	Total Health Care Equipment & Supplies	$17,533,094

	Health Care Providers & Services — 2.2%
13,437	Humana, Inc.	$ 4,812,058
20,435	Labcorp Holdings, Inc.	3,982,986
	Total Health Care Providers & Services	$8,795,044

	Household Products — 1.9%
57,377	Kimberly-Clark Corp.	$ 7,648,354
	Total Household Products	$7,648,354

Pioneer Disciplined Value Fund | 5/31/242

Schedule of Investments  |  5/31/24
(unaudited) (continued)
Shares		Value
	Industrial Conglomerates — 0.9%
35,830	3M Co.	$ 3,588,016
	Total Industrial Conglomerates	$3,588,016

	Insurance — 5.6%
83,065	American International Group, Inc.	$ 6,547,183
10,764	Everest Group, Ltd.	4,207,970
127,166	Unum Group	6,849,161
17,092	Willis Towers Watson Plc	4,363,417
	Total Insurance	$21,967,731

	IT Services — 1.9%
44,738	International Business Machines Corp.	$ 7,464,535
	Total IT Services	$7,464,535

	Machinery — 3.2%
24,764	Deere & Co.	$ 9,280,557
26,445(a)	Middleby Corp.	3,409,025
	Total Machinery	$12,689,582

	Metals & Mining — 3.2%
434,792	Barrick Gold Corp.	$ 7,430,595
98,412	Teck Resources, Ltd., Class B	5,122,345
	Total Metals & Mining	$12,552,940

	Multi-Utilities — 3.3%
203,086	CMS Energy Corp.	$ 12,780,202
	Total Multi-Utilities	$12,780,202

	Oil, Gas & Consumable Fuels — 4.9%
169,680	EQT Corp.	$ 6,972,151
169,019	Shell Plc (A.D.R.)	12,301,203
	Total Oil, Gas & Consumable Fuels	$19,273,354

	Pharmaceuticals — 4.9%
106,735	Merck KGaA (A.D.R.)	$ 3,875,548
530,026	Pfizer, Inc.	15,190,545
	Total Pharmaceuticals	$19,066,093

	Professional Services — 1.2%
75,455	SS&C Technologies Holdings, Inc.	$ 4,681,983
	Total Professional Services	$4,681,983

	Semiconductors & Semiconductor Equipment — 1.0%
42,155	Microchip Technology, Inc.	$ 4,098,731
	Total Semiconductors & Semiconductor Equipment	$4,098,731

3Pioneer Disciplined Value Fund | 5/31/24

Shares		Value
	Specialized REITs — 3.4%
46,617	American Tower Corp.	$ 9,124,812
40,880	Crown Castle, Inc.	4,190,200
	Total Specialized REITs	$13,315,012

	Specialty Retail — 2.2%
102,230	Best Buy Co., Inc.	$ 8,671,149
	Total Specialty Retail	$8,671,149

	Total Common Stocks (Cost $375,196,873)	$390,418,123

	SHORT TERM INVESTMENTS — 0.5% of Net Assets
	Open-End Fund — 0.5%
1,815,780(b)	Dreyfus Government Cash Management, Institutional Shares, 5.19%	$ 1,815,780
		$1,815,780

	TOTAL SHORT TERM INVESTMENTS (Cost $1,815,780)	$1,815,780

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.0% (Cost $377,012,653)	$392,233,903
	OTHER ASSETS AND LIABILITIES — 0.0%†	$113,277
	net assets — 100.0%	$392,347,180

(A.D.R.)	American Depositary Receipts.
REIT	Real Estate Investment Trust.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at May 31, 2024.
†	Amount rounds to less than 0.1%.
Pioneer Disciplined Value Fund | 5/31/244

Schedule of Investments  |  5/31/24
(unaudited) (continued)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$390,418,123	$—	$—	$390,418,123
Open-End Fund	1,815,780	—	—	1,815,780
Total Investments in Securities	$392,233,903	$—	$—	$392,233,903
During the period ended May 31, 2024, there were no transfers in or out of Level 3.
5Pioneer Disciplined Value Fund | 5/31/24